Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 6.7%
BAE Systems PLC	3,356,148	$86,051,152
Melrose Industries PLC	1,425,385	9,030,993
Rolls-Royce Holdings PLC	9,445,066	109,912,002
		204,994,147
Banks — 15.4%
Barclays PLC	15,965,354	70,701,842
HSBC Holdings PLC	19,688,680	231,952,720
Lloyds Banking Group PLC	67,115,039	69,907,528
NatWest Group PLC, NVS	9,002,266	63,923,732
Standard Chartered PLC	2,249,204	35,090,380
		471,576,202
Beverages — 2.6%
Coca-Cola HBC AG, Class DI	242,242	12,623,843
Diageo PLC	2,479,163	67,287,518
		79,911,361
Broadline Retail — 0.7%
Next PLC	129,801	22,526,564
Capital Markets — 4.7%
3i Group PLC	1,084,449	59,563,501
London Stock Exchange Group PLC	530,946	80,786,993
Schroders PLC	804,767	3,858,751
		144,209,245
Chemicals — 0.2%
Croda International PLC	146,165	6,049,836
Commercial Services & Supplies — 0.4%
Rentokil Initial PLC	2,793,606	13,261,553
Consumer Staples Distribution & Retail — 1.9%
J Sainsbury PLC	1,940,601	7,463,558
Marks & Spencer Group PLC	2,265,680	11,436,583
Tesco PLC	7,496,177	39,224,675
		58,124,816
Diversified Consumer Services — 0.3%
Pearson PLC	663,247	10,416,815
Diversified REITs — 0.2%
Land Securities Group PLC	785,424	6,706,841
Diversified Telecommunication Services — 0.5%
BT Group PLC	6,677,779	16,168,015
Electric Utilities — 1.0%
SSE PLC	1,229,320	29,265,219
Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	421,275	16,515,686
Financial Services — 0.6%
M&G PLC	2,571,837	8,216,646
Wise PLC, Class A(a)(b)	737,457	10,941,277
		19,157,923
Food Products — 0.3%
Associated British Foods PLC	363,453	10,217,417
Health Care Equipment & Supplies — 0.4%
Smith & Nephew PLC	917,616	13,315,685
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(c)	122,262	2
Security	Shares	Value
Hotels, Restaurants & Leisure — 3.3%
Compass Group PLC	1,891,073	$66,495,460
Entain PLC	676,746	6,861,605
InterContinental Hotels Group PLC	165,537	18,968,563
Whitbread PLC	199,146	7,780,114
		100,105,742
Household Durables — 0.3%
Barratt Redrow PLC	1,526,302	9,486,722
Household Products — 1.7%
Reckitt Benckiser Group PLC	759,493	51,628,466
Industrial Conglomerates — 0.6%
DCC PLC	110,342	6,898,143
Smiths Group PLC	378,171	10,992,528
		17,890,671
Industrial REITs — 0.4%
Segro PLC	1,419,261	13,347,027
Insurance — 3.2%
Admiral Group PLC	287,630	12,992,535
Aviva PLC	3,013,407	24,828,673
Legal & General Group PLC	6,507,724	21,834,385
Phoenix Group Holdings PLC	771,161	6,598,804
Prudential PLC	2,907,675	33,071,155
		99,325,552
Interactive Media & Services — 0.4%
Auto Trader Group PLC(d)	985,548	10,554,817
Machinery — 0.2%
Spirax Group PLC	82,047	6,330,938
Media — 0.8%
Informa PLC	1,468,203	15,567,500
WPP PLC	1,195,010	9,650,943
		25,218,443
Metals & Mining — 5.6%
Anglo American PLC	1,415,672	41,987,869
Antofagasta PLC	436,407	10,418,333
Glencore PLC	11,422,856	43,463,268
Rio Tinto PLC	1,257,337	74,411,681
		170,281,151
Multi-Utilities — 2.9%
Centrica PLC	5,624,894	12,027,749
National Grid PLC	5,455,952	77,260,311
		89,288,060
Oil, Gas & Consumable Fuels — 10.0%
BP PLC	17,854,416	86,809,862
Shell PLC	6,668,409	220,023,526
		306,833,388
Paper & Forest Products — 0.3%
Mondi PLC, NVS	496,567	8,077,140
Personal Care Products — 5.8%
Unilever PLC	2,787,107	177,375,174
Pharmaceuticals — 13.3%
AstraZeneca PLC	1,727,547	253,057,911
GSK PLC	4,589,487	93,230,541
Haleon PLC	10,054,267	56,126,153
Hikma Pharmaceuticals PLC	182,532	5,268,859
		407,683,464

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI United Kingdom ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 5.7%
Experian PLC	1,022,943	$50,947,961
Intertek Group PLC	178,490	11,524,840
RELX PLC	2,059,022	110,804,529
		173,277,330
Software — 0.6%
Sage Group PLC (The)	1,097,079	18,042,831
Specialty Retail — 0.4%
JD Sports Fashion PLC	2,880,410	3,266,763
Kingfisher PLC	2,006,623	7,511,612
		10,778,375
Tobacco — 4.3%
British American Tobacco PLC	2,206,963	99,353,885
Imperial Brands PLC	871,819	33,063,433
		132,417,318
Trading Companies & Distributors — 1.3%
Ashtead Group PLC	482,211	28,236,098
Bunzl PLC	365,956	11,729,263
		39,965,361
Water Utilities — 0.8%
Severn Trent PLC	298,753	10,910,597
United Utilities Group PLC	753,756	11,934,384
		22,844,981
Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	22,160,533	22,981,866
Total Long-Term Investments — 99.1% (Cost: $2,963,359,856)		3,036,152,144
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	5,337,882	$5,340,017
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	1,220,000	1,220,000
Total Short-Term Securities — 0.2% (Cost: $6,560,405)		6,560,017
Total Investments — 99.3% (Cost: $2,969,920,261)		3,042,712,161
Other Assets Less Liabilities — 0.7%		21,733,641
Net Assets — 100.0%		$3,064,445,802

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,916,847	$2,424,312 (a)	$—	$(1,046)	$(96)	$5,340,017	5,337,882	$6,686 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,690,000	—	(2,470,000)(a)	—	—	1,220,000	1,220,000	41,928	—
				$(1,046)	$(96)	$6,560,017		$48,614	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	235	06/20/25	$27,866	$1,142,327

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI United Kingdom ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,036,152,142	$2	$3,036,152,144
Short-Term Securities
Money Market Funds	6,560,017	—	—	6,560,017
	$6,560,017	$3,036,152,142	$2	$3,042,712,161
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,142,327	$—	$1,142,327

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares